SALE LEASBACK ARRANGEMENTS	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
SALE LEASBACK ARRANGEMENTS

(13) SALE LEASBACK ARRANGEMENTS

Please refer to Note (2) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for additional information regarding the negotiations with its Lenders and Noteholders, Restructuring Support Agreement and Reorganization and Chapter 11 Proceedings for further discussion of the effect of these proceedings on the company’s sale/leaseback obligations.

In connection with the restructuring contemplated by the Plan, the Debtors filed a motion seeking to reject all Sale Leaseback Agreements (the rejection damage claims related thereto, the “Sale Leaseback Claims”). Pursuant to an order by the Bankruptcy Court in May 2017, the Sale Leaseback Agreements for all 16 leased vessels were rejected.

As of July 31, 2017, the Effective Date, the company and the Sale Leaseback Parties had not reached agreement with respect to the amount of the Sale Leaseback Claims, and a portion of the emergence consideration (including cash, New Creditor Warrants and New Secured Notes, and based on up to $260.2 million of possible additional Sale Leaseback Claims) was set aside to allow for the settlement and payout of the Sale Leaseback Parties’ claims as they were settled. The company successfully reached agreement with the Sale Leaseback Parties between August and November 2017. Pursuant to such settlements, approximately $233.6 million of additional Sale Leaseback Claims were allowed and emergence consideration was paid to the Sale Leaseback Parties as each claim was settled. The remaining emergence consideration withheld was distributed pro-rata to holders of allowed General Unsecured Claims, including the remaining Sale Leaseback Parties, in December 2017 and January 2018.

Included in gain on asset dispositions, net for the period April 1, 2017 through July 31, 2017 (Predecessor), are $3 million of deferred gains from sale leaseback transactions which reflects gains recognized through the Petition Date of May 17, 2017. Unamortized deferred gains as of the Petition Date of $105.9 million were credited to reorganization items as a result of the lease rejections.